Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Subcontractors and consultants	$2,744	$3,530	$4,794
Share-based compensation	1,262	193	575
Salaries and social benefits (*)	2,221	1,975	1,905

	$6,227	$5,698	$7,274